Shareholder Fees	Feb. 25, 2026 USD ($)
T. Rowe Price Integrated Global Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	$ 20	[1]
T. Rowe Price Integrated Global Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[2]
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[3]
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund - Advisor Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Investor Class
Prospectus [Line Items]
Maximum Account Fee	20	[4]
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - I Class
Prospectus [Line Items]
Maximum Account Fee	0
T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class.
Prospectus [Line Items]
Maximum Account Fee	$ 0

[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[2]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[3]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.
[4]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.